INVESTMENT IN AN AFFILIATE (Tables)	12 Months Ended
Dec. 31, 2015
Equity Method Investments and Joint Ventures [Abstract]
Summary of Investments in Affiliates

Balance sheet data for NYGI is summarized below:

	December 31,
	2015	2014

Current assets	$706	$896
Non-current assets	-	-
Total assets	$706	$896

Current liabilities	$50	$66
Non-current liabilities	5	60
Stockholders' equity	651	770
Total liabilities and stockholders' equity	$706	$896

Statement of operations data for NYGI is summarized below:

	Year Ended December 31,
	2015	2014	2013

Revenue	$-	$244	$1,288
Gross profit	$-	$204	$724
Gain on sale of assets	$-	$754	$-
Net income (loss)	$(139)	$342	$(298)